STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

December 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.0%
Capital Goods - 7.3%
AerCap Holdings	755,823	[a]	34,450,412
Array Technologies	520,576	[a,b]	22,457,649
Colfax	394,140	[a,b]	15,071,914
Curtiss-Wright	216,850		25,230,498
Graco	399,616		28,912,218
Kornit Digital	420,323	[a]	37,463,389
Masco	365,590		20,081,859
Mercury Systems	704,627	[a]	62,049,454
Rexnord	540,998		21,364,011
Ribbit LEAP	273,588	[a,b]	4,095,612
SiteOne Landscape Supply	115,342	[a,b]	18,296,701
The AZEK Company	616,124	[a]	23,689,968
Virgin Galactic Holdings	983,540	[a,b]	23,339,404
			336,503,089
Commercial & Professional Services - 2.7%
Clarivate	2,305,919	[a,b]	68,508,853
CoStar Group	38,050	[a]	35,168,854
FTI Consulting	182,624	[a]	20,402,753
			124,080,460
Consumer Durables & Apparel - 6.1%
Callaway Golf	717,490	[a,b]	17,226,935
Lululemon Athletica	151,340	[a]	52,670,860
Peloton Interactive, Cl. A	1,407,550	[a]	213,553,486
			283,451,281
Consumer Services - 3.3%
Chegg	267,190	[a,b]	24,135,273
DraftKings, Cl. A	1,040,755	[a,b]	48,457,553
OneSpaWorld Holdings	657,937	[a,b]	6,671,481
Planet Fitness, Cl. A	955,075	[a]	74,142,472
			153,406,779
Diversified Financials - 2.1%
Ares Management, Cl. A	685,374		32,246,847
Morningstar	173,383		40,150,301
Tradeweb Markets, Cl. A	394,426		24,631,904
			97,029,052
Energy - .5%
Cactus, Cl. A	974,927		25,416,347
Food & Staples Retailing - .8%
Grocery Outlet Holding	929,292	[a,b]	36,474,711

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Health Care Equipment & Services - 10.5%
1Life Healthcare	1,665,636	[a,b]	72,705,011
ABIOMED	217,477	[a]	70,506,043
Align Technology	156,940	[a]	83,865,597
American Well, Cl. A	54,081	[a,b]	1,369,872
DexCom	213,447	[a]	78,915,625
Insulet	212,429	[a]	54,303,225
Nevro	158,010	[a,b]	27,351,531
Oak Street Health	20,393	[a]	1,247,236
Outset Medical	3,865	[a]	219,687
Teladoc Health	399,385	[a,b]	79,861,025
Teleflex	35,738		14,708,689
			485,053,541
Insurance - 1.5%
Markel	22,247	[a]	22,987,825
Palomar Holdings	273,979	[a]	24,340,294
Reinsurance Group of America	191,295		22,171,091
			69,499,210
Materials - 1.0%
Alamos Gold, Cl. A	2,019,590		17,671,413
Constellium	2,162,683	[a,b]	30,255,935
			47,927,348
Media & Entertainment - 1.4%
Liberty Media Corp-Liberty Formula One, Cl. C	827,841	[a]	35,266,027
Live Nation Entertainment	414,789	[a,b]	30,478,696
			65,744,723
Pharmaceuticals Biotechnology & Life Sciences - 16.1%
10X Genomics, CI. A	369,782	[a]	52,361,131
Acceleron Pharma	222,811	[a,b]	28,506,439
Adaptive Biotechnologies	418,640	[a]	24,754,183
Amicus Therapeutics	973,729	[a]	22,483,403
Arena Pharmaceuticals	268,617	[a]	20,637,844
Ascendis Pharma, ADR	115,056	[a,b]	19,189,040
AVROBIO	471,577	[a]	6,573,783
Biohaven Pharmaceutical Holding	420,807	[a]	36,067,368
Blueprint Medicines	195,173	[a]	21,888,652
FibroGen	948,345	[a,b]	35,174,116
GW Pharmaceuticals, ADR	190,810	[a,b]	22,021,382
Horizon Therapeutics	979,497	[a]	71,650,206
Iovance Biotherapeutics	707,706	[a,b]	32,837,558
Natera	314,508	[a]	31,299,836
Neurocrine Biosciences	345,311	[a]	33,098,059
PTC Therapeutics	282,051	[a]	17,213,573
Repligen	174,809	[a]	33,498,649

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 16.1% (continued)
Sarepta Therapeutics	397,934	[a]	67,843,768
Twist Bioscience	613,322	[a]	86,656,265
Ultragenyx Pharmaceutical	244,344	[a,b]	33,824,540
uniQure	318,073	[a]	11,491,977
Veracyte	379,195	[a,b]	18,557,803
Zogenix	836,682	[a,b]	16,725,273
			744,354,848
Real Estate - .7%
Americold Realty Trust	808,246	[b,c]	30,171,823
Retailing - 3.9%
Expedia Group	197,912	[a]	26,203,549
National Vision Holdings	1,573,225	[a,b]	71,251,360
Ollie's Bargain Outlet Holdings	401,641	[a,b]	32,842,185
Stitch Fix, Cl. A	829,313	[a,b]	48,697,259
			178,994,353
Semiconductors & Semiconductor Equipment - 2.0%
Power Integrations	566,610		46,382,695
Semtech	643,476	[a]	46,388,185
			92,770,880
Software & Services - 23.6%
Bill.com Holdings	183,480	[a]	25,045,020
CACI International, Cl. A	209,919	[a]	52,339,104
DocuSign	241,197	[a]	53,618,093
Euronet Worldwide	335,529	[a]	48,624,863
Everbridge	385,526	[a,b]	57,470,361
HubSpot	215,110	[a]	85,278,208
Medallia	3,570,940	[a,b]	118,626,627
nCino	382,475	[a,b]	27,695,015
Nuance Communications	1,534,065	[a,b]	67,636,926
Rapid7	924,329	[a,b]	83,337,503
Shift4 Payments, Cl. A	537,261	[a]	40,509,479
Slack Technologies, Cl. A	1,946,916	[a]	82,237,732
Splunk	416,387	[a]	70,739,987
Square, Cl. A	546,849	[a]	119,016,216
Twilio, Cl. A	466,299	[a]	157,842,211
			1,090,017,345
Technology Hardware & Equipment - 4.8%
Cognex	238,926		19,182,174
FLIR Systems	1,210,887		53,073,177
Littelfuse	90,442		23,031,960
Lumentum Holdings	599,325	[a]	56,816,010
nLight	722,054	[a]	23,575,063
Trimble	302,044	[a]	20,167,478

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.0% (continued)
Technology Hardware & Equipment - 4.8% (continued)
Zebra Technologies, Cl. A		65,257	[a]	25,080,223
				220,926,085
Telecommunication Services - 7.7%
Bandwidth, Cl. A		890,246	[a,b]	136,804,103
Proofpoint		603,118	[a,b]	82,271,326
Q2 Holdings		576,964	[a,b]	73,003,255
Zendesk		461,594	[a]	66,063,333
				358,142,017
Total Common Stocks (cost $2,440,289,112)				4,439,963,892

Exchange-Traded Funds - .8%
Registered Investment Companies - .8%
iShares Russell 2000 Growth ETF (cost $18,506,423)		127,332	[b]	36,506,084
	1-Day Yield (%)
Investment Companies - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $147,034,587)	0.09	147,034,587	[d]	147,034,587

Investment of Cash Collateral for Securities Loaned - 2.7%
Registered Investment Companies - 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $127,038,177)	0.05	127,038,177	[d]	127,038,177
Total Investments (cost $2,732,868,299)		102.7%		4,750,542,740
Liabilities, Less Cash and Receivables		(2.7%)		(126,250,289)
Net Assets		100.0%		4,624,292,451

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2020, the value of the fund’s securities on loan was $664,464,018 and the value of the collateral was $690,363,993, consisting of cash collateral of $127,038,177 and U.S. Government & Agency securities valued at $563,325,816.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

December 31, 2020 (Unaudited)

The following is a summary of the inputs used as of December 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	4,439,963,892	-	-	4,439,963,892
Exchange-Traded Funds	36,506,084	-	-	36,506,084
Investment Companies	274,072,764	-	-	274,072,764

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2020, accumulated net unrealized appreciation on investments was $2,017,674,441, consisting of $2,045,093,976 gross unrealized appreciation and $27,419,535 gross unrealized depreciation.

At December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.